Goodwill	12 Months Ended
Dec. 31, 2025
GOODWILL [Abstract]
Goodwill [PwC]
13.	GOODWILL
Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Changyou	Total

Balance as of December 31, 2023

Goodwill	69,152	180,543	249,695

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$36,906	$10,257	$47,163

Transactions in 2024

Foreign currency translation adjustment	(219)	0	(219)

Balance as of December 31, 2024	$36,687	$10,257	$46,944

Balance as of December 31, 2024

Goodwill	36,687	10,257	46,944

Accumulated impairment losses	0	0	0

	$36,687	$10,257	$46,944

Transactions in 2025

Foreign currency translation adjustment	268	0	268
Impairment losses	(36,955)	0	(36,955)

Balance as of December 31, 2025	$0	$10,257	$10,257

Balance as of December 31, 2025

Goodwill	0	10,257	10,257

Accumulated impairment losses	0	0	0

	$0	$10,257	$10,257

There was one reporting unit under the Sohu segment, which is the Sohu reporting unit. The reporting units under the Changyou segment consisted of the Changyou online game business and the 17173.com Website. The Changyou online game business was the only reporting unit with goodwill under the Changyou segment.
As of October 1, 2025, the Sohu Group tested goodwill for impairment at the reporting unit level.
For the Sohu reporting unit, management determined that a quantitative assessment was appropriate, comparing the estimated fair value of the reporting unit to its corresponding net book value. Management estimated the fair value of the Sohu reporting unit using the income approach and the market approach. The income approach considers a number of factors that include expected future cash flows, revenue growth rates, the discount rate and profitability. The market approach considers earnings multipliers based on market data of comparable companies engaged in a similar business. The fair value determined using the income approach is compared with comparable market data and reconciled, as necessary. The fair value of the Sohu reporting unit also includes cash not required for working capital and the fair value of real estate held by the Sohu reporting unit for the production of rental income. The fair value of real estate owned and leased to others was determined using the income approach, with key assumptions including rental income from existing and expected lease contracts and market yields of comparable real estate. If rental income decreases and/or market yields increase, the fair value of this real estate, as well as the fair value of the Sohu reporting unit, will decrease. The goodwill impairment assessment is sensitive to the estimates related to these factors, and particularly the fair value of the real estate held by Sohu.

In the fourth quarter of 2025, management concluded that the fair value of the Sohu reporting unit was less than its carrying value, indicating that the goodwill of the Sohu reporting unit was impaired. This was mainly driven by a decline in the fair value of real estate held by the Sohu reporting unit for the production of rental income, due to the weakness of the real estate market in the Chinese mainland. A goodwill impairment loss of $37.0 million was recognized for the Sohu reporting unit for the year ended December 31, 2025.
No
impairment of goodwill was recognized during the year ended December 31, 2024.
For the Changyou online game reporting unit, management determined that a quantitative assessment was appropriate, comparing the estimated fair value of the reporting unit to its corresponding net book value. Management estimated the fair value of the Changyou online game reporting unit using the income approach and the market approach. The income approach considers a number of factors that include expected future cash flows, revenue growth rates, the discount rate and profitability. The market approach considers earnings multipliers based on market data of comparable companies engaged in a similar business. The fair value of the Changyou online game reporting unit also includes the net non-operating
assets held by Changyou. The fair value determined using the income approach is compared with comparable market data and reconciled, as necessary.
As of December 31, 2025 and 2024, management concluded that the fair value of the Changyou online game reporting unit exceeded its carrying value, indicating that the goodwill of the Changyou online game reporting unit was not impaired.